Note 10 - Options and Warrants to Purchase Common Stock - Summary of the Status of the Warrants Outstanding (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Warrants outstanding and exercisable, number outstanding (in shares)	24,813,373	18,813,373
Warrants outstanding and exercisable, weighted average remaining contractual life (Year)	5 years 73 days	4 years 219 days
Warrants outstanding and exercisable, weighted average exercise price (in dollars per share)	$ 0.15	$ 0.14	$ 0.36	$ 1.15
Exercise Price 1 [Member]
Warrants outstanding and exercisable, number outstanding (in shares)	461,340	461,340
Warrants outstanding and exercisable, weighted average remaining contractual life (Year)	2 years 292 days	3 years 109 days
Warrants outstanding and exercisable, weighted average exercise price (in dollars per share)	$ 1.15	$ 1.15
Exercise Price 2 [Member]
Warrants outstanding and exercisable, number outstanding (in shares)	3,283,283	3,283,283
Warrants outstanding and exercisable, weighted average remaining contractual life (Year)	3 years	3 years 182 days
Warrants outstanding and exercisable, weighted average exercise price (in dollars per share)	$ 0.25	$ 0.25
Exercise Price 3 [Member]
Warrants outstanding and exercisable, number outstanding (in shares)	2,068,750	4,068,750
Warrants outstanding and exercisable, weighted average remaining contractual life (Year)	4 years 109 days	4 years 255 days
Warrants outstanding and exercisable, weighted average exercise price (in dollars per share)	$ 0.04	$ 0.04
Exercise Price 4 [Member]
Warrants outstanding and exercisable, number outstanding (in shares)	11,000,000	11,000,000
Warrants outstanding and exercisable, weighted average remaining contractual life (Year)	4 years 182 days	5 years
Warrants outstanding and exercisable, weighted average exercise price (in dollars per share)	$ 0.10	$ 0.10